Unaudited Interim Condensed Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	United Maritime Corporation	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023	$ 0	$ 1	$ 38,916		$ 26,952			$ 65,869
Balance (in shares) at Dec. 31, 2023	40,000	8,694,630
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including exercise of warrants)		$ 0	(50)		0			(50)
Issuance of common stock (including exercise of warrants) (Note 12) (in shares)		0
Repurchase of common stock (Note 12)		$ 0	(469)		0			(469)
Repurchase of common stock (Note 12) (in shares)		(185,363)
Dividends on common stock and participating non vested restricted stock awards (Note 12)		$ 0	0		(1,991)			(1,991)
Stock based compensation (Note 16)	$ 0	$ 0	668		0			668
Stock based compensation (Note 16) (in shares)		335,000
Net loss		$ 0	0		(1,562)			(1,562)
Balance at Sep. 30, 2024	$ 0	$ 1	39,065		23,399			62,465
Balance (in shares) at Sep. 30, 2024	40,000	8,844,267
Balance at Dec. 31, 2024								60,088
Balance at Dec. 31, 2024	$ 0	$ 1	39,176	$ (4)	20,915	$ 60,088	$ 0	60,088
Balance (in shares) at Dec. 31, 2024	40,000	8,844,267
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (Note 12)		$ 0	(107)	0	0	(107)	0	$ (107)
Repurchase of common stock (Note 12) (in shares)		(62,463)						(62,463)
Dividends on common stock and participating non vested restricted stock awards (Note 12)		$ 0	0	0	(456)	(456)	0	$ (456)
Stock based compensation (Note 16)	$ 0	$ 0	427	0	0	427	0	427
Stock based compensation (Note 16) (in shares)		360,000
Foreign currency translation differences	0	$ 0	0	9	0	9	2	11
Acquisition of RGI (Note 9)	0	0	0	0	0	0	3,552	3,552
Net loss		0	0	0	(2,412)	(2,412)	(29)	(2,441)
Balance at Sep. 30, 2025								57,549
Balance at Sep. 30, 2025	$ 0	$ 1	$ 39,496	$ 5	$ 18,047	$ 57,549	$ 3,525	$ 61,074
Balance (in shares) at Sep. 30, 2025	40,000	9,141,804